Deferred Solution and Other Costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred solution costs	$ 3,585	$ 2,174
Deferred commissions	1,475	950
Deferred solution and other costs, current portion	5,060	3,124
Deferred solution costs	1,684	1,721
Deferred commissions	5,475	3,637
Deferred solution and other costs, net of current portion	$ 7,159	$ 5,358